SEGMENTED INFORMATION - Asset by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Assets	$ 118,751	$ 118,243
Continuing Operations
Segment Reporting Information [Line Items]
Assets	118,554	117,872
Discontinued Operations
Segment Reporting Information [Line Items]
Assets	197	371
Operating segments | Canadian Natural Gas Pipelines
Segment Reporting Information [Line Items]
Assets	31,371	31,167
Operating segments | U.S. Natural Gas Pipelines
Segment Reporting Information [Line Items]
Assets	56,617	56,304
Operating segments | Mexico Natural Gas Pipelines
Segment Reporting Information [Line Items]
Assets	16,342	15,995
Operating segments | Power and Energy Solutions
Segment Reporting Information [Line Items]
Assets	10,764	10,217
Corporate
Segment Reporting Information [Line Items]
Assets	$ 3,460	$ 4,189